Other liabilities	12 Months Ended
Mar. 31, 2021
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Other liabilities
18. Other liabilities
Other liabilities consist of the following:

	As at
	March 31, 2021	March 31, 2020
Current:
Withholding taxes and value added tax payables	$9,288	$5,500
Other liabilities	2,204	1,893

Total	$11,492	$7,393

Non-current:
Other liabilities	211	164

Total	$211	$164